Information by Segment - By Geographic Area (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of geographical areas [line items]
Total non current assets			$ 449,697	$ 572,366
Total revenue	$ (41,580)	[1]	$ (702,692)	(597,008)	$ (505,460)
IFS TopCo
Disclosure of geographical areas [line items]
Economic ownership percentage	37.00%		37.00%
Other
Disclosure of geographical areas [line items]
Total revenue			$ (12,210)	(6,762)	(5,126)
Operating segments
Disclosure of geographical areas [line items]
Total revenue			(757,892)	(618,400)	(525,704)
Operating segments | Goods Offered For Sale
Disclosure of geographical areas [line items]
Total revenue			(757,009)	(618,284)	(525,367)
Operating segments | Other
Disclosure of geographical areas [line items]
Total revenue			(56,875)	(21,280)	(19,365)
Operating segments | Other | Goods Offered For Sale
Disclosure of geographical areas [line items]
Total revenue			(56,875)	(21,280)	(19,365)
Material reconciling items
Disclosure of geographical areas [line items]
Total revenue			55,200	21,392	20,244
Material reconciling items | Services Provided To Customers
Disclosure of geographical areas [line items]
Total revenue			(883)	(116)	(337)
Material reconciling items | Other
Disclosure of geographical areas [line items]
Total revenue			44,665	14,518	14,239
Material reconciling items | Other | Services Provided To Customers
Disclosure of geographical areas [line items]
Total revenue			0	0	0
Mexico and Central America
Disclosure of geographical areas [line items]
Total non current assets			305,204	245,222
Mexico and Central America | Operating segments
Disclosure of geographical areas [line items]
Total revenue			(558,100)	(454,638)	(381,885)
Mexico and Central America | Operating segments | Other
Disclosure of geographical areas [line items]
Total revenue			(56,875)	(21,280)	(19,365)
Mexico
Disclosure of geographical areas [line items]
Total non current assets			295,770	237,832
Total revenue			(456,709)	(418,807)	(355,920)
United States
Disclosure of geographical areas [line items]
Total non current assets			36	61,164
United States | Operating segments
Disclosure of geographical areas [line items]
Total revenue			(15)	(17)	(11)
United States | Operating segments | Other
Disclosure of geographical areas [line items]
Total revenue			0	0	0
South America
Disclosure of geographical areas [line items]
Total non current assets			114,051	121,398
South America | Operating segments
Disclosure of geographical areas [line items]
Total revenue			(156,225)	(153,936)	(143,808)
South America | Operating segments | Other
Disclosure of geographical areas [line items]
Total revenue			0	0	0
Brazil
Disclosure of geographical areas [line items]
Total non current assets			61,223	67,848
Total revenue			(53,573)	(70,737)	(59,973)
Colombia
Disclosure of geographical areas [line items]
Total non current assets			13,479	17,092
Total revenue			(57,432)	(45,733)	(17,548)
Argentina
Disclosure of geographical areas [line items]
Total non current assets			2,898	4,895
Total revenue			(6,673)	(11,034)	(8,546)
Chile
Disclosure of geographical areas [line items]
Total non current assets			30,885	30,272
Total revenue			(35,437)	(35,423)	(54,709)
Uruguay
Disclosure of geographical areas [line items]
Total non current assets			2,070	3,403
Total revenue			(4,415)	(3,886)	(3,371)
Ecuador
Disclosure of geographical areas [line items]
Total non current assets			3,496	3,737
Total revenue			(8,986)	(9,791)	(9,079)
Europe
Disclosure of geographical areas [line items]
Total non current assets			30,406	144,582
Europe | Operating segments
Disclosure of geographical areas [line items]
Total revenue			(43,552)	(9,809)	0
Europe | Operating segments | Other
Disclosure of geographical areas [line items]
Total revenue			$ 0	$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3